Transactions with Parties-In-Interest and Related Parties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-In-Interest and Related Parties	TRANSACTIONS WITH PARTIES-IN-INTEREST AND RELATED PARTIES
Certain Plan investments are managed by The Vanguard Group ("Vanguard") or an affiliate thereof. Vanguard is also the Plan’s record-keeper; therefore, transactions with these investments qualify as party-in-interest transactions. Members of the Science Applications International Corporation Benefit Plans Committee also participate in the Plan and qualify as parties-in-interest. Notes receivable from participants also qualify as party-in-interest transactions.
SAIC is the sponsoring employer as of December 31, 2025 and 2024. The value of SAIC shares held by the Plan in the Stock Funds was approximately $89,951,000 and $108,969,000 as of December 31, 2025 and 2024, respectively. For the years ended December 31, 2025 and 2024, the Stock Funds earned dividends of approximately $1,381,000 and $1,491,000, respectively. The Stock Funds depreciated in value by approximately $10,095,000 and $12,662,000 during the years ended December 31, 2025 and 2024, respectively.